Tax - Schedule of Reconciliation of the charge resulting from applying the standard UK Corporation tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of income tax [Abstract]
Profit before tax	£ 7,503	£ 4,782	[1],[2]	£ 6,902	[3]
UK corporation tax thereon	(1,763)	(909)		(1,311)
Impact of surcharge on banking profits	(305)	(339)		(439)
Non-deductible costs: conduct charges	(29)	(5)		(185)
Non-deductible costs: bank levy	(35)	(28)		(22)
Other non-deductible costs	(106)	(70)		(83)
Non-taxable income	80	138		40
Tax relief on coupons on other equity instruments	124	83		81
Tax-exempt gains on disposals	35	67		140
Tax losses where no deferred tax recognised	(2)	11		(1)
Remeasurement of deferred tax due to rate changes	(14)	60		954
Differences in overseas tax rates	6	(63)		(19)
Policyholder tax	(61)	(65)		(63)
Deferred tax asset in respect of life assurance expenses	84	21		(69)
Adjustments in respect of prior years	0	243		(40)
Tax effect of share of results of joint ventures	1	(3)		0
Tax expense	£ (1,985)	£ (859)	[3],[4]	£ (1,017)	[3]

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.